SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2024 HKD ($)
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 27,456,502	$ 2,383
China
Country:
Percentage of concentrations of credit risk	99.60%	100.00%
Total cash	$ 27,355,006	$ 2,383
Hong Kong
Country:
Percentage of concentrations of credit risk	0.40%
Total cash	$ 101,496		$ 611,000